Annual Fund Operating Expenses - First Trust Dorsey Wright Peoples Portfolio ETF - First Trust Dorsey Wright Peoples Portfolio ETF	May 03, 2021
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	none